Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests

The following table provides the changes, net of tax, in Accumulated other comprehensive income/(loss):
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2012	$944	$(183)	$(132)	$(5,120)	$362	$(4,129)
Other comprehensive income/(loss)(a)	(1,121)	22	368	(990)	(103)	(1,824)
Balance, December 31, 2012	(177)	(161)	236	(6,110)	259	(5,953)
Other comprehensive income/(loss)(a)	(440)	240	(86)	2,887	54	2,655
Sale of 19.8% of subsidiary through an IPO(b)	27	—	—	—	—	27
Balance, December 31, 2013	(590)	79	150	(3,223)	313	(3,271)
Other comprehensive income/(loss)(a)	(2,099)	438	(372)	(2,432)	419	(4,045)
Balance, December 31, 2014	$(2,689)	$517	$(222)	$(5,654)	$733	$(7,316)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $3 million gain in 2014, $62 million loss in 2013 and $7 million loss in 2012.

(b)	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D.

As of December 31, 2014, we estimate that we will reclassify into 2015 income the following pre-tax amounts currently held in Accumulated other comprehensive loss: $419 million of unrealized holding gains on derivative financial instruments (expected to be offset by losses resulting from reclassification adjustments related to available-for-sale securities); $549 million of actuarial losses related to benefit plan obligations and plan assets and other benefit plan items; and $138 million of prior service credits, primarily related to benefit plan amendments.